Document and Entity Information	12 Months Ended
Jul. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 27, 2012
Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Central Index Key	0000880859
Amendment Flag	false
Document Creation Date	Jul. 27, 2012
Document Effective Date	Jul. 30, 2012
Prospectus Date	Jul. 30, 2012